Consolidated Balance Sheets - USD ($)	May 31, 2025	Feb. 28, 2025		Feb. 29, 2024
Current assets:
Cash	$ 324,847	$ 865,975	[1]	$ 105,926
Accounts receivable, net	893,694	1,367,331	[1]	756,084
Share proceeds receivable	270,186	418,669	[1]
Device parts inventory, net	1,146,783	1,583,726	[1]	2,131,599
Prepaid expenses and deposits	687,147	792,842	[1]	622,957
Total current assets	3,322,657	5,028,543	[1]	3,616,566
Operating lease asset	1,044,802	1,010,545	[1]	1,139,188
Revenue earning devices, net of accumulated depreciation of $2,292,172 and 952,844, respectively	4,982,668	4,539,180	[1]	2,480,002
Fixed assets, net of accumulated depreciation of $491,186 and $349,878, respectively	259,080	258,328	[1]	268,075
Trademarks	34,619	33,321	[1]	27,080
Investment at cost	100,000	100,000	[1]	50,000
Security deposit	15,880	15,880	[1]	15,880
Total assets	9,759,706	10,985,797	[1]	7,596,791
Current liabilities:
Accounts payable and accrued expenses	2,648,311	2,121,871	[1]	2,034,301
Customer deposits	91,091	91,578	[1]	73,702
Current operating lease liability	217,222	197,349	[1]	237,653
Current portion of deferred variable payment obligation	2,202,545	1,901,258	[1]	904,377
Loan payable - related party	335,065	329,365	[1]	257,438
Deferred compensation for CEO	955,913	2,202,600	[1]	538,767
Current portion of loans payable, net of discount of $0 and $688,598	519,105	519,105	[1]	13,190,882
Vehicle loan - current portion				38,522
Current portion of accrued interest payable	107,715	213,555	[1]	4,440,009
Total current liabilities	7,076,967	7,576,681	[1]	21,715,651
Non-current operating lease liability	810,513	810,513	[1]	889,360
Loans payable, net of discount of $360,163 and $4,118,332, respectively	30,706,167	31,922,078	[1]	14,798,532
Deferred variable payment obligation	2,525,000	2,525,000	[1]	2,525,000
Incentive compensation plan payable	4,000,000	4,000,000	[1]	2,500,000
Accrued interest payable	14,741,856	13,680,453	[1]	5,367,805
Total liabilities	59,860,503	60,514,725	[1]	47,796,348
Commitments and Contingencies
Stockholders’ deficit:
Preferred Stock, value			[1]
Common Stock, $0.00001 par value; 20,000,000,000 shares authorized 14,412,453,768 and 9,238,750,958 shares issued, issuable and outstanding, respectively	169,975	144,125	[1]	92,388
Additional paid-in capital	110,301,070	106,316,844	[1]	92,565,513
Preferred stock to be issued	99,086	99,086	[1]	99,086
Accumulated deficit	(161,090,948)	(156,496,930)	[1]	(132,962,427)
Total stockholders’ deficit	(50,514,954)	(49,931,012)	[1]	(40,199,557)
Total liabilities and stockholders’ deficit	9,759,706	10,985,797	[1]	7,596,791
Series B Redeemable Preferred Stock [Member]
Current liabilities:
Convertible Redeemable Preferred Stock, value			[1]
Series C Redeemable Preferred Stock [Member]
Current liabilities:
Convertible Redeemable Preferred Stock, value	414,157	402,084	[1]
Series G Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value			[1]
Series E Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	3,350	3,350	[1]	3,350
Series F Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	$ 2,513	$ 2,513	[1]	$ 2,533

[1]	Derived from audited information